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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road Watkinsville, Georgia	30677
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207

Date of fiscal year end:      May 31, 2013

Date of reporting period:    November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semi-Annual Report 2012

Stadion Managed Portfolio
Stadion Core Advantage Portfolio
Stadion Olympus FundTM
Stadion Trilogy FundTM
November 30, 2012
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Ultimus Fund Distributors, LLC, Phone 1-866-383-7636.

STADION INVESTMENT TRUST LETTER TO SHAREHOLDERS	January 15, 2013

Dear Stadion Shareholder,

We are pleased to present the semi-annual report for the six months ended November 30, 2012 for Stadion Managed Portfolio, Stadion Core Advantage Portfolio, and our new Stadion Olympus Fund and Stadion Trilogy Fund, each a series of Stadion Investment Trust. In this letter we will include an overview of the market and the prevailing market conditions during the past year, further introduce you to our two new Funds, Trilogy and Olympus, and briefly highlight the purpose and approach of each of our Funds, including these two new offerings. First, let’s take a short look at financial market conditions over the past six months.

6 Month Market Overview

For the two months leading up to the beginning of this reporting period global equity prices declined significantly as negative market sentiment was driven by concerns in Europe with questions about Greece leaving the Euro and whether or not the European Central Bank (“ECB”) would introduce a bank resolution framework to stabilize the European economy. For the months of April and May, 2012, the S&P 500 Index fell -10.94% from its peak while international developed markets, represented by MSCI EAFE Index, were down -18.37% and emerging markets, represented by MSCI Emerging Market Index, were off -19.14% from their first quarter highs.

As we entered this reporting period in early June, prices globally seemed to have found a level of support as a new positive price trend developed. Internationally, the trend development was a little slower with uncertainty in Europe surrounding the Greek elections, a potential EMU breakup, and a dampened outlook for China’s economy. But the positive global price trend that began in early June persisted for the majority of the third quarter until mid September with the S&P 500 Index reaching new post bear market highs. During this period the S&P 500 Index climbed 16.4% from the (May/early June) lows, while developed international markets climbed 21.11%. The emerging market trend was not quite as persistent, but emerging markets managed to climb 16.04% off of their early June lows. For Stadion’s trend-following strategies, this was a good trend to follow. By mid- September, election year uncertainty began to creep into the markets along with the rumblings of fiscal cliff concerns which caused both domestic and international market prices to pull back off of their mid-September high-water marks. This pull back in prices dampened the markets returns for the third quarter a bit, but most global broad market indices finished the quarter up nicely.

The election year questions and continued fiscal cliff rumblings may have been the driver of the markets uncertainty over the next several weeks as global market prices declined to begin the fourth quarter of the calendar year. This general negative price trend which began in mid-September persisted until shortly after the election. From its September peak to the November 16th lows, the S&P 500 Index declined 8.9%, while international developed markets declined 6.83% and emerging markets were down 4.94% from peak to trough. Up to this point of the year, there were 4 well defined trends (2 up and 2 down) resulting in a generally favorable market environment for trend following strategies, and the Stadion trend following strategies were able to capture a sizable amount of the market up-trends while reducing portfolio volatility by sidestepping much of the down-trends.

Beginning in mid-November we began to see a divergence between domestic and international market price action as both international developed and emerging market prices continued to rise for the remainder of the year, while domestic price action was mixed. The international market strength was driven by growing optimism in China but, more importantly, by the follow through from Mario Draghi’s now famous “bumble bee”

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

speech where he declared the ECB “is ready to do whatever it takes to preserve the Euro.” The rapid rebound in international price action off of the mid-November lows saw our international trend following strategy underinvested initially coming out of the market dip, but by the end of November, that strategy was fully participating in the year-end international rally. The domestic model, like that of the international model, had the Stadion Managed and Core Advantage Portfolios underinvested coming out of the dip after moving to a fully defensive position early in the 4th quarter. This underinvested posture resulted in under participation in the early part of the positive price action until we saw enough improvement in the risk environment in early December to reallocate assets to the equity markets. Unlike the international markets which trended rapidly higher through year end, the domestic markets gyrated during the last 3 weeks of the calendar year as the fiscal cliff approached with Congress wavering on action. This mixed price action resulted in a less stable trend within domestic markets to end the year.

Stadion Managed Portfolio and Stadion Core Advantage Portfolio

We incorporate Stadion Managed and Core Advantage Portfolios together since both are guided by Stadion’s long-term proprietary, technically-based, trend following model. The difference is that Managed is ‘fully unconstrained,’ ranging from 100% equity exposure to 100% cash or cash equivalents, while Core Advantage employs a core-satellite structure, with 50% (satellite) actively managed using our tactical model, and 50% (core) tactically managed and fully invested at all times. Both employ broad-based market index exchange-traded funds (“ETFs”), major sector-based, international and, at times, specialty ETFs. Percentages of holdings are determined by the relative strength of employed asset classes as determined by our proprietary model. Our process for entering newly up trending markets is to generally stick with large liquid market-based ETFs, and then as the trend more fully develops, broaden exposure according to where our model identifies the best opportunities. During favorable conditions, we also utilize an active trade-up process, which means we constantly evaluate holdings, using our technical ranking and screening system to replace under-performers with what we believe will be better performing holdings.

Core Advantage may be appropriate for those who want approximately half of their investment positioned in the market at all times, and Managed for those seeking as much protection from declining markets as Stadion can offer.

Stadion Managed Portfolio and Stadion Core Advantage Portfolio Performance

During the 6 months ended November 30, 2012, the equity markets, as reflected by key indexes, were generally positive. The S&P 500 Index was up 9.32%, the Nasdaq Composite Index rose 7.25%, the Russell 2000 Index rose 8.68%, and the Dow Jones Industrial Average was up 6.53%. During the same period, Managed Portfolio – Class A was up 2.45% and Core Advantage Portfolio – Class A was up 3.47%. These numbers exclude the impact of the 5.75% sales load.

Both Funds were initially defensively positioned entering June as the markets had been in a negative trend environment for the preceding two months. The Managed Portfolio was allocated to cash and short term fixed income instruments while the Core Advantage Portfolio’s defensive positioning had it 50% invested in equities and 50% in cash equivalent securities. As is always the case for most trend following strategies, rapid price rebounds such as that experienced in early June present a bit of a challenge as intermediate trend following models take some time to define new trend development. However, by June 19, 2012, Stadion’s domestic tactical models began to call for increased equity allocations. Both strategies remained tilted toward fully invested until mid-October as global market

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

price action began to decline. Both strategies remained in their defensive postures until November 29, 2012, at which time Stadion’s tactical model was beginning to signal for increased equity exposure heading into the end of the calendar year.

Stadion Olympus Fund

Stadion’s new international entry, the Stadion Olympus Fund, launched April 2, 2012. Although Olympus presents the highest risk/return characteristics among our lineup of defensive funds, like all Stadion portfolios, it is designed to mitigate risk. It is similar to Managed Portfolio in using a trend-following model to help assess market conditions to identify when to be invested. With a security ranking measure to identify leading asset classes, it can move to fully defensive positions when risk levels are deemed high. Olympus borrows from Stadion’s domestic model by leveraging cyclical price measures for long term trend exposure, intermediate term price measures for more reactive and adaptive allocations, and a risk management overlay incorporating speculative emerging market trends and volatility to help guide shorter term allocations within the intermediate and longer term mandates. When fully defensive, the Fund has the ability to invest in cash or money market funds.

From inception on April 2, 2012 until the beginning of this reporting period (June 1, 2012), Stadion Olympus Fund declined -4.70%, which does not include a deduction for the 5.75% sales load. Though this is a very brief period, Olympus was relatively strong against key indices. The benchmark for Olympus, the MSCI World ex-U.S. Index, was off dramatically more during the same period, falling -13.91%. The MSCI World Index dropped -10.39%, with other international barometers such as the MSCI EAFE down -13.98% and MSCI Emerging Market index down -12.75%.

For the six month period ended November 30, 2012, international markets climbed higher but with considerable volatility. The MSCI World ex-US Index rose 17.55% and the MSCI Emerging Market Index was up 12.84%. This volatile rise in global markets was a difficult period for the Olympus trend following strategy as the market bounced its way higher resulting in Olympus being underinvested for the majority of the period as global breadth data was weak compared to the price movement in the indices. As a result the Stadion Olympus Fund was relatively flat for the period at -0.10%.

Stadion Trilogy Fund

The Stadion Trilogy Fund is a multi-strategy portfolio designed to generate positive returns regardless of market direction, with an emphasis on lower risk and volatility than the U.S. equity markets. Trilogy is designed to be uncorrelated to traditional asset classes and maintains risk management positions at all times. The portfolio consists of an equity component, an income component and a trend component. The allocation to each component varies based on Trilogy’s investment model. While Trilogy’s goal is to produce positive returns annually, monthly returns within the components may be asymmetrical according to the periodic valuations of positions.

With an inception date of April 2, 2012, the Stadion Trilogy Fund returned 3.39% (excludes the impact of the 5.75% sales load) from inception through November 30, 2012 with the S&P 500 Index gaining 1.34% and the Barclay’s U.S. Aggregate Bond Index posting a 3.96% gain during the same period. Trilogy maintained roughly a 40% allocation to common stocks which produced market like returns which were successfully bounded by the equity hedged SPX collar overwritten on the stocks. Trilogy experienced the benefit of an overall flat market during this period which is helpful for the volatility component within Trilogy. Since the inception of the Fund, the S&P 500 Index moved very little, finishing within 3 points of where it started, therefore the trend component which

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

is designed to participate when the market moves a lot in either direction was a slight drag on portfolio performance. The third quarter also saw the Fund give back some of its equity portfolio outperformance with the fiscal cliff issues calling into question tax rates and hitting dividend paying stocks in particular. While the equity portfolio’s performance was still superior to the S&P 500 Index, the outperformance was much less than in prior periods. The Fund has been consistent in its lower volatility goals, experiencing roughly 1/3 of market volatility and 1/3 of market draw downs, compared to the S&P 500 Index.

For the six month period ended November 30, 2012, the Stadion Trilogy Fund returned 4.96% while the Barclay’s U.S. Aggregate Bond Index was up 1.999% and the S&P 500 Index was up 9.32%.

Stadion Model Observations and Market Outlook

While it is possible to assess results of some money managers in shorter periods, Stadion’s money management models are designed to accomplish results over full market cycles. The risk adverse methodology applied in managing the Stadion Managed, Stadion Core Advantage and Stadion Olympus Funds may result in underperformance during up markets because our defensive focus may cause us to miss some of the initial upswing as our indicators detect and confirm the new uptrend. However, when the market experiences major declines (there have been two bear markets in the last eleven years), we expect to avoid most of the downside. In the last 112 years, there have been 33 bear markets (declines > -20% as measured by the Dow Jones Industrial Average). Thus we believe there are times when the best approach to the equity markets is to exit them. Further, we do not forecast the market; in fact, we strongly believe no one can accurately do so consistently. Rather than predict, we react with discipline, using our rules-based, trend-following model which is designed to measure market conditions and utilize built-in rules that inform and direct our trades. We are quite comfortable with the defensive nature of all of our products, particularly with the market being up over 100% since 2008, and up the last 4 years in a row. Couple this with much of the remaining domestic fiscal uncertainty yet to be resolved and continued global unrest, we at Stadion believe that prudence favors measured participation with rock solid defense. Our fourth fund, Stadion Trilogy Fund, takes a slightly different but still defensive approach, employing a unique three part strategy designed to address all three primary market directions (up, down, sideways) within a single portfolio.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,

Stadion Money Management

Brad Thompson, CFA
Chief Investment Officer
Stadion Money Management, LLC

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Funds’ prospectus contains this and other important information. For information on the Funds’ expense ratios, please see the Financial Highlights tables found within this Report.

Investment in the Funds is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since each Stadion Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which a Stadion Fund invests in addition to a Stadion Fund’s direct fees and expenses. Olympus Fund will have more exposure to foreign investment risk, including emerging market risk, than the other Stadion Funds. More information about these risks and other risks can be found in the Funds’ prospectus.

In addition to the risks set forth above, Trilogy Fund is subject to derivative investment risk. Derivatives may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Trilogy Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

STADION MANAGED PORTFOLIO
PORTFOLIO ALLOCATION (% OF NET ASSETS)
November 30, 2012 (Unaudited)

STADION CORE ADVANTAGE PORTFOLIO
PORTFOLIO ALLOCATION (% OF NET ASSETS)
November 30, 2012 (Unaudited)

STADION OLYMPUS FUNDTM
PORTFOLIO ALLOCATION (% OF NET ASSETS)
November 30, 2012 (Unaudited)

STADION TRILOGY FUNDTM
PORTFOLIO ALLOCATION (% OF NET ASSETS)
November 30, 2012 (Unaudited)

STADION MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

EXCHANGE-TRADED FUNDS — 20.6%	Shares	Value
Consumer Staples Select Sector SPDR® Fund	1,765,850	$63,641,234
iShares MSCI Japan ETF	6,792,180	63,371,039
Total Exchange-Traded Funds (Cost $126,597,991)		$127,012,273

U.S. TREASURY OBLIGATIONS — 9.5%	Par Value	Value
U.S. Treasury Bills(a) — 8.7%
0.06%, due 12/06/2012	$21,000,000	$20,999,916
0.12%, due 12/13/2012	6,500,000	6,499,922
0.12%, due 12/20/2012	25,000,000	24,999,125
0.16%, due 12/27/2012	1,000,000	999,930
		53,498,893
U.S. Cash Management Bills(a) — 0.8%
0.15%, due 12/14/2012	5,000,000	4,999,945

Total U.S. Treasury Obligations (Cost $58,497,621)		$58,498,838

CORPORATE BONDS — 0.3%	Par Value	Value
Financials — 0.3%
Ally Financial, Inc.,
2.20%, due 12/19/2012 (Cost $1,701,694)	$1,700,000	$1,701,326

MONEY MARKET FUNDS — 90.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $557,069,369)	557,069,369	$557,069,369

Total Investments at Value — 120.8% (Cost $743,866,675)		$744,281,806

Liabilities in Excess of Other Assets — (20.8%)		(128,334,310)

Net Assets — 100.0%		$615,947,496

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

EXCHANGE-TRADED FUNDS — 60.4%	Shares	Value
Consumer Staples Select Sector SPDR® Fund	121,100	$4,364,444
First Trust Consumer Staples AlphaDEX® Fund	84,940	2,167,669
Health Care Select Sector SPDR® Fund	110,600	4,450,544
iShares Core S&P 500 ETF	29,910	4,264,269
iShares FTSE China Large-Cap ETF	58,180	2,160,223
iShares S&P 100 Index Fund	65,220	4,236,039
S&P North American Technology-Multimedia Networking Index Fund	77,710	2,157,230
SPDR® S&P 500® ETF Trust	15,350	2,180,621
Total Exchange-Traded Funds (Cost $25,215,662)		$25,981,039

MONEY MARKET FUNDS — 49.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $21,438,491)	21,438,491	$21,438,491

Total Investments at Value — 110.2% (Cost $46,654,153)		$47,419,530

Liabilities in Excess of Other Assets — (10.2%)		(4,405,854)

Net Assets — 100.0%		$43,013,676

(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to financial statements.

STADION OLYMPUS FUNDTM
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

EXCHANGE-TRADED FUNDS — 97.6%	Shares	Value
Guggenheim China Real Estate ETF	28,380	$635,996
iShares Global Consumer Discretionary ETF	10,440	630,889
iShares MSCI EAFE ETF	29,870	1,645,538
iShares MSCI Pacific ex Japan ETF	40,510	1,883,715
iShares MSCI Philippines ETF	18,880	634,368
iShares MSCI South Korea ETF	10,610	632,780
iShares MSCI Turkey ETF	9,920	612,957
SPDR® Barclays Emerging Markets Local Bond ETF	19,010	615,924
SPDR® S&P® China ETF	8,750	606,287
SPDR® S&P® International Technology Sector ETF	24,380	620,471
WisdomTree Asia Local Debt Fund	23,570	1,251,096
WisdomTree Australia Dividend Fund	11,220	633,818
WisdomTree Japan Hedged Equity Fund	56,040	1,882,384
Total Exchange-Traded Funds (Cost $12,202,393)		$12,286,223

MONEY MARKET FUNDS — 15.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $1,943,460)	1,943,460	$1,943,460

Total Investments at Value — 113.0% (Cost $14,145,853)		$14,229,683

Liabilities in Excess of Other Assets — (13.0%)		(1,638,333)

Net Assets — 100.0%		$12,591,350

(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to financial statements.

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

COMMON STOCKS — 43.7%	Shares	Value
Consumer Discretionary — 4.3%
Distributors — 1.1%
Genuine Parts Company+	11,283	$734,411

Hotels, Restaurants & Leisure — 1.1%
McDonald's Corporation+	8,184	712,335

Leisure Equipment & Products — 1.1%
Polaris Industries, Inc.+	8,742	741,409

Multiline Retail — 1.0%
Nordstrom, Inc.+	12,666	685,104

Consumer Staples — 7.8%
Food & Staples Retailing — 2.3%
Costco Wholesale Corporation+	7,206	749,352
Sysco Corporation+	23,240	735,546
		1,484,898
Food Products — 3.3%
General Mills, Inc.+	17,689	725,072
Kellogg Company+	13,013	721,701
McCormick & Company, Inc. - Non-Voting Shares+	11,308	730,044
		2,176,817
Household Products — 1.1%
Procter & Gamble Company (The)+	10,406	726,651

Tobacco — 1.1%
Reynolds American, Inc.	16,990	742,803

Energy — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corporation+	6,768	715,310
ConocoPhillips+	12,510	712,319
		1,427,629
Financials — 5.5%
Capital Markets — 1.2%
Eaton Vance Corporation+	23,566	751,284

Commercial Banks — 2.1%
Bank of Montreal	12,075	724,862
Commerce Bancshares, Inc.+	18,911	676,618
		1,401,480

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 43.7% (Continued)	Shares	Value
Financials — 5.5% (Continued)
Insurance — 2.2%
Aflac, Inc.+	13,872	$735,077
Brown & Brown, Inc.+	26,714	717,004
		1,452,081
Health Care — 3.2%
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.+	10,985	727,976

Pharmaceuticals — 2.1%
Abbott Laboratories+	11,089	720,785
Johnson & Johnson+	9,944	693,395
		1,414,180
Industrials — 7.7%
Aerospace & Defense — 3.3%
Lockheed Martin Corporation+	7,688	717,290
Raytheon Company	12,776	729,893
United Technologies Corporation+	9,178	735,250
		2,182,433
Electrical Equipment — 1.1%
Emerson Electric Company+	14,372	721,905

Machinery — 1.1%
Illinois Tool Works, Inc.+	11,796	726,280

Road & Rail — 1.1%
Norfolk Southern Corporation+	12,297	742,493

Trading Companies & Distributors — 1.1%
Grainger (W.W.), Inc.+	3,694	716,710

Information Technology — 3.2%
Communications Equipment — 1.1%
Harris Corporation+	15,077	710,579

Software — 2.1%
FactSet Research Systems, Inc.+	7,751	716,115
Microsoft Corporation+	26,324	700,745
		1,416,860
Materials — 3.3%
Chemicals — 2.2%
Ecolab, Inc.+	10,463	754,173
Sigma-Aldrich Corporation+	9,846	714,032
		1,468,205
Containers & Packaging — 1.1%
AptarGroup, Inc.+	15,088	719,245

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 43.7% (Continued)	Shares	Value
Telecommunication Services — 2.2%
Diversified Telecommunication Services — 2.2%
AT&T, Inc.+	20,757	$708,437
Verizon Communications, Inc.+	16,210	715,185
		1,423,622
Utilities — 4.3%
Electric Utilities — 3.2%
Entergy Corporation+	11,206	712,029
Northeast Utilities+	18,181	704,332
Southern Company (The)+	16,273	708,689
		2,125,050
Gas Utilities — 1.1%
National Fuel Gas Company+	13,490	702,559

Total Common Stocks (Cost $27,923,255)		$28,834,999

EXCHANGE-TRADED FUNDS — 44.6%	Shares	Value
iShares Barclays 1-3 Year Credit Bond Fund	27,104	$2,858,930
iShares Barclays 1-3 Year Treasury Bond Fund	32,084	2,709,173
iShares Barclays MBS Bond Fund	87,193	9,446,489
iShares Floating Rate Note Fund	108,725	5,491,700
iShares iBoxx $ High Yield Corporate Bond Fund	60,174	5,599,191
Market Vectors High-Yield Municipal Index ETF	17,673	593,106
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	26,607	2,721,896
Total Exchange-Traded Funds (Cost $29,153,327)		$29,420,485

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS — 13.6%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 9.1%
S&P 500 Index	12/22/2012	$1,450	90	$44,100
S&P 500 Index	12/22/2012	1,700	60	150
S&P 500 Index	12/22/2012	1,725	30	75
S&P 500 Index	01/19/2013	1,725	65	650
S&P 500 Index	03/16/2013	950	130	5,965,700
				6,010,675
Put Option Contracts — 4.5%
iPath S&P 500 VIX	03/16/2013	28	750	260,625
iPath S&P 500 VIX	03/16/2013	30	1,300	617,500
S&P 500 Index	12/22/2012	1,250	115	7,763
S&P 500 Index	12/22/2012	1,325	100	25,000
S&P 500 Index	01/19/2013	1,250	90	25,425
S&P 500 Index	03/16/2013	1,250	100	111,000
S&P 500 Index	06/22/2013	1,250	170	484,500
S&P 500 Index	06/22/2013	1,275	175	581,875
SPDR S&P 500 Index	06/22/2013	125	265	77,645
SPDR S&P 500 Index	12/21/2013	115	150	56,475
SPDR S&P 500 Index	12/21/2013	120	800	380,800
SPDR S&P 500 Index	12/21/2013	125	600	357,600
				2,986,208

Total Purchased Option Contracts (Cost $11,793,714)				$8,996,883

STADION TRILOGY FUNDTM
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $440,604)	440,604	$440,604

Total Investments at Value — 102.6% (Cost $69,310,900)		$67,692,971

Written Option Contracts — (3.4%)		(2,260,110)

Other Assets in Excess of Liabilities — 0.8%		543,357

Net Assets — 100.0%		$65,976,218

+	All or a portion of the security is held as collateral for written options.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to financial statements.

STADION TRILOGY FUNDTM
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
November 30, 2012 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
S&P 500 Index	12/22/2012	$1,375	75	$358,125	$208,811
S&P 500 Index	12/22/2012	1,400	45	127,350	83,955
S&P 500 Index	12/22/2012	1,405	45	113,175	68,325
S&P 500 Index	01/19/2013	1,400	65	246,675	229,200
S&P 500 Index	01/19/2013	1,440	40	65,600	62,500
S&P 500 Index	03/16/2013	1,350	20	172,500	148,380
S&P 500 Index	06/22/2013	1,500	20	50,700	68,080
S&P 500 Index	12/21/2013	1,550	74	241,980	376,896
S&P 500 Index	12/21/2013	1,600	57	116,280	201,176
				1,492,385	1,447,323
Put Option Contracts
S&P 500 Index	12/22/2012	1,275	100	9,750	51,210
S&P 500 Index	12/22/2012	1,375	35	26,775	51,505
S&P 500 Index	12/22/2012	1,400	120	162,600	612,958
S&P 500 Index	01/19/2013	1,400	50	122,000	130,729
S&P 500 Index	03/16/2013	1,100	60	18,450	229,794
S&P 500 Index	03/16/2013	1,125	40	13,700	158,760
S&P 500 Index	06/22/2013	1,100	170	188,700	484,420
S&P 500 Index	06/22/2013	1,125	175	225,750	770,688
				767,725	2,490,064

Total Written Option Contracts				$2,260,110	$3,937,387

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
ASSETS
Investments in securities:
At acquisition cost	$743,866,675	$46,654,153
At value (Note 2)	$744,281,806	$47,419,530
Dividends receivable	21,546	172
Receivable for capital shares sold	901,718	18,377
Other assets	145,505	28,003
TOTAL ASSETS	745,350,575	47,466,082

LIABILITIES
Payable for capital shares redeemed	2,332,841	109,599
Payable for investment securities purchased	126,597,990	4,299,317
Payable to Advisor (Note 5)	17,882	5,201
Accrued distribution fees (Note 5)	335,995	16,951
Accrued compliance fees (Note 5)	5,768	398
Payable to administrator (Note 5)	68,000	11,670
Other accrued expenses and liabilities	44,603	9,270
TOTAL LIABILITIES	129,403,079	4,452,406

NET ASSETS	$615,947,496	$43,013,676

Net assets consist of:
Paid-in capital	$663,424,330	$43,472,106
Accumulated net investment loss	(2,324,259)	(59,408)
Accumulated net realized losses from security transactions	(45,567,706)	(1,164,399)
Net unrealized appreciation on investments	415,131	765,377
Net assets	$615,947,496	$43,013,676

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
November 30, 2012 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$366,076,087	$35,202,167
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	38,100,414	3,280,451
Net asset value and redemption price per share (Note 2)	$9.61	$10.73
Maximum offering price per share (Note 2)	$10.20	$11.38

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$142,884,657	$4,872,127
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	15,260,356	465,439
Net asset value, offering price and redemption price per share (a) (Note 2)	$9.36	$10.47

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$106,986,752	$2,939,382
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	11,066,109	272,238
Net asset value, offering price and redemption price per share (Note 2)	$9.67	$10.80

(a)	Redemption price may vary based on length of time held.

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

	Olympus FundTM	Trilogy FundTM
ASSETS
Investments in securities:
At acquisition cost	$14,145,853	$69,310,900
At value (Note 2)	$14,229,683	$67,692,971
Cash	—	381,297
Dividends receivable	47	149,952
Receivable for capital shares sold	15,970	62,331
Receivable for investment securities sold	—	263,099
Receivable from Advisor (Note 5)	3,577	—
Other assets	25,859	36,378
TOTAL ASSETS	14,275,136	68,586,028

LIABILITIES
Written options, at value (Notes 2 and 6) (premiums received $– and $3,937,387, respectively)	—	2,260,110
Payable for capital shares redeemed	30,534	62,445
Payable for investment securities purchased	1,639,490	244,336
Payable to Advisor (Note 5)	—	2,251
Accrued distribution fees (Note 5)	2,314	24,531
Accrued compliance fees (Note 5)	114	595
Payable to administrator (Note 5)	10,100	12,200
Other accrued expenses and liabilities	1,234	3,342
TOTAL LIABILITIES	1,683,786	2,609,810

NET ASSETS	$12,591,350	$65,976,218

Net assets consist of:
Paid-in capital	$12,828,215	$64,488,298
Accumulated net investment income (loss)	(22,701)	118,851
Accumulated net realized gains (losses) from security transactions	(297,994)	1,309,721
Net unrealized appreciation on investments and option contracts	83,830	59,348
Net assets	$12,591,350	$65,976,218

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
November 30, 2012 (Unaudited)

	Olympus FundTM	Trilogy FundTM
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$11,647,913	$58,371,398
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,221,844	5,653,092
Net asset value and redemption price per share (Note 2)	$9.53	$10.33
Maximum offering price per share (Note 2)	$10.11	$10.96

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$23,752	$2,316,457
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,505	225,040
Net asset value, offering price and redemption price per share (a) (Note 2)	$9.48	$10.29

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$919,685	$5,288,363
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	96,259	511,021
Net asset value, offering price and redemption price per share (Note 2)	$9.55	$10.35

(a)	Redemption price may vary based on length of time held.

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2012 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
INVESTMENT INCOME
Dividends	$3,248,941	$372,926
Interest	2,375	—
TOTAL INVESTMENT INCOME	3,251,316	372,926

EXPENSES
Investment advisory fees (Note 5)	3,434,993	266,935
Distribution fees, Class A (Note 5)	482,886	43,388
Distribution fees, Class C (Note 5)	756,780	25,931
Administration fees (Note 5)	225,191	18,230
Transfer agent fees, Class A (Note 5)	109,013	13,125
Transfer agent fees, Class C (Note 5)	63,134	9,000
Transfer agent fees, Class I (Note 5)	36,119	8,750
Registration and filing fees, Common	2,781	2,797
Registration fees, Class A	18,695	8,725
Registration fees, Class C	11,164	7,859
Registration fees, Class I	32,361	7,262
Professional fees	72,537	12,564
Fund accounting fees (Note 5)	49,800	23,135
Insurance expense	49,169	3,230
Trustees’ fees	46,352	3,023
Account maintenance fees	45,630	1,470
Postage and supplies	42,455	3,949
Compliance fees (Note 5)	35,277	2,316
Custodian and bank service fees	26,650	2,749
Printing of shareholder reports	15,947	1,114
Other expenses	18,641	5,387
TOTAL EXPENSES	5,575,575	470,939
Class A expenses reimbursed by the Advisor (Note 5)	—	(8,505)
Class C expenses reimbursed by the Advisor (Note 5)	—	(14,985)
Class I expenses reimbursed by the Advisor (Note 5)	—	(15,115)
NET EXPENSES	5,575,575	432,334

NET INVESTMENT LOSS	(2,324,259)	(59,408)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	17,064,488	1,043,154
Net change in unrealized appreciation/ depreciation on investments	415,131	405,293
REALIZED AND UNREALIZED GAINS ON INVESTMENTS	17,479,619	1,448,447

NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,155,360	$1,389,039

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2012 (Unaudited)

	Olympus FundTM	Trilogy FundTM
INVESTMENT INCOME
Dividends	$76,789	$706,902
Foreign withholding taxes on dividends	—	(1,228)
TOTAL INVESTMENT INCOME	76,789	705,674

EXPENSES
Investment advisory fees (Note 5)	64,152	352,173
Distribution fees, Class A (Note 5)	12,155	67,087
Distribution fees, Class C (Note 5)	88	4,712
Registration and filing fees, Common	2,078	2,723
Registration fees, Class A	10,398	13,629
Registration fees, Class C	5,948	6,317
Registration fees, Class I	5,948	6,034
Transfer agent fees, Class A (Note 5)	9,000	11,026
Transfer agent fees, Class C (Note 5)	6,000	7,000
Transfer agent fees, Class I (Note 5)	6,000	6,250
Fund accounting fees (Note 5)	21,482	23,790
Administration fees (Note 5)	18,000	21,160
Professional fees	6,508	24,699
Account maintenance fees	3,536	6,834
Custodian and bank service fees	3,059	6,174
Postage and supplies	1,435	3,564
Insurance expense	687	3,264
Compliance fees (Note 5)	564	3,089
Trustees’ fees	471	2,654
Other expenses	5,115	6,498
TOTAL EXPENSES	182,624	578,677
Fees waived by the Advisor (Note 5)	(36,304)	—
Class A expenses reimbursed by the Advisor (Note 5)	(19,398)	—
Class C expenses reimbursed by the Advisor (Note 5)	(15,281)	(16,126)
Class I expenses reimbursed by the Advisor (Note 5)	(12,151)	(11,426)
NET EXPENSES	99,490	551,125

NET INVESTMENT INCOME (LOSS)	(22,701)	154,549

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION CONTRACTS (Note 2)
Net realized gains (losses) from:
Security transactions	(256,841)	(285,074)
Option transactions	—	1,440,474
Net change in unrealized appreciation/depreciation on:
Investments	238,850	2,170,034
Option contracts	—	(1,001,957)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION CONTRACTS	(17,991)	2,323,477

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(40,692)	$2,478,026

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Managed Portfolio		Core Advantage Portfolio
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM OPERATIONS
Net investment loss	$(2,324,259)	$(11,799,353)	$(59,408)	$(409,399)
Net realized gains (losses) from security transactions	17,064,488	(62,632,194)	1,043,154	(2,267,408)
Capital gain distributions from regulated investment companies	—	—	—	59,854
Net change in unrealized appreciation/ depreciation on investments	415,131	—	405,293	(1,302,526)
Net increase (decrease) in net assets from operations	15,155,360	(74,431,547)	1,389,039	(3,919,479)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains, Class A	—	(7,380,598)	—	(2,305,182)
Distributions from net realized gains, Class C	—	(2,109,084)	—	(345,192)
Distributions from net realized gains, Class I	—	(863,167)	—	(97,851)
Decrease in net assets from distributions to shareholders	—	(10,352,849)	—	(2,748,225)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
CLASS A
Proceeds from shares sold	30,166,608	209,130,958	4,510,236	17,693,749
Net asset value of shares issued in reinvestment of distributions	—	6,844,037	—	2,250,734
Payments for shares redeemed	(80,607,794)	(727,776,326)	(4,342,980)	(30,850,711)
Net increase (decrease) in net assets from Class A share transactions	(50,441,186)	(511,801,331)	167,256	(10,906,228)

CLASS C
Proceeds from shares sold	6,485,737	39,567,252	222,177	3,177,341
Net asset value of shares issued in reinvestment of distributions	—	1,987,556	—	331,555
Payments for shares redeemed	(25,805,052)	(94,698,542)	(764,996)	(3,522,185)
Net decrease in net assets from Class C share transactions	(19,319,315)	(53,143,734)	(542,819)	(13,289)

CLASS I
Proceeds from shares sold	21,027,240	146,651,991	1,042,368	3,808,276
Net asset value of shares issued in reinvestment of distributions	—	805,894	—	97,255
Payments for shares redeemed	(34,774,110)	(106,970,390)	(823,544)	(2,467,120)
Net increase (decrease) in net assets from Class I share transactions	(13,746,870)	40,487,495	218,824	1,438,411

TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,352,011)	(609,241,966)	1,232,300	(16,148,810)

NET ASSETS
Beginning of period	684,299,507	1,293,541,473	41,781,376	57,930,186
End of period	$615,947,496	$684,299,507	$43,013,676	$41,781,376

ACCUMULATED NET INVESTMENT LOSS	$(2,324,259)	$—	$(59,408)	$—

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Olympus FundTM		Trilogy FundTM
	Six Months Ended November 30, 2012 (Unaudited)	Period Ended May 31, 2012(a)	Six Months Ended November 30, 2012 (Unaudited)	Period Ended May 31, 2012(a)
FROM OPERATIONS
Net investment income (loss)	$(22,701)	$(12,704)	$154,549	$13,240
Net realized gains (losses) from:
Security transactions	(256,841)	(41,153)	(285,074)	(247)
Option transactions	—	—	1,440,474	154,568
Net change in unrealized appreciation/ depreciation on:
Investments	238,850	(155,020)	2,170,034	(991,132)
Option contracts	—	—	(1,001,957)	(117,597)
Net increase (decrease) in net assets from operations	(40,692)	(208,877)	2,478,026	(941,168)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	—	—	(47,861)	—
Distributions from net investment income, Class I	—	—	(1,077)	—
Decrease in net assets from distributions to shareholders	—	—	(48,938)	—

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
CLASS A
Proceeds from shares sold	4,307,045	8,996,241	11,326,028	51,973,989
Net asset value of shares issued in reinvestment of distributions	—	—	47,427	—
Payments for shares redeemed	(1,351,146)	(66,157)	(4,877,429)	(1,525,771)
Net increase in net assets from Class A share transactions	2,955,899	8,930,084	6,496,026	50,448,218

CLASS C
Proceeds from shares sold	23,098	1,000	2,255,211	50,104
Payments for shares redeemed	—	—	(100)	—
Net increase in net assets from Class C share transactions	23,098	1,000	2,255,111	50,104

CLASS I
Proceeds from shares sold	959,127	1,000	5,490,520	1,000
Net asset value of shares issued in reinvestment of distributions	—	—	1,077	—
Payments for shares redeemed	(29,289)	—	(253,758)	—
Net increase in net assets from Class I share transactions	929,838	1,000	5,237,839	1,000

TOTAL INCREASE IN NET ASSETS	3,868,143	8,723,207	16,418,064	49,558,154

NET ASSETS
Beginning of period	8,723,207	—	49,558,154	—
End of period	$12,591,350	$8,723,207	$65,976,218	$49,558,154

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(22,701)	$—	$118,851	$13,240

(a)	Represents the period from commencement of operations (April 2, 2012) through May 31, 2012.

See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO — CLASS A
FINANCIAL HIGHLIGHTS

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010		Year Ended May 31, 2009		Year Ended May 31, 2008
Net asset value, beginning of period	$9.38		$9.93	$9.64	$9.29		$9.47		$10.34

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.17)	(0.06)	(0.03)		(0.03)		0.14
Net realized and unrealized gains (losses) on securities	0.26		(0.28)	0.46	0.38		(0.14)		(0.17)
Total from investment operations	0.23		(0.45)	0.40	0.35		(0.17)		(0.03)

Less distributions:
Dividends from net investment income	—		—	—	—		(0.00	)(a)	(0.19)
In excess of net investment income	—		—	—	—		(0.01)		—
Distributions from net realized gains	—		(0.10)	(0.11)	—		(0.00	)(a)	(0.65)
Total distributions	—		(0.10)	(0.11)	—		(0.01)		(0.84)

Net asset value, end of period	$9.61		$9.38	$9.93	$9.64		$9.29		$9.47

Total return (b)	2.45%	(c)	(4.45% )	4.07%	3.77%		(1.80%	)	(0.47% )

Ratios/Supplemental data:
Net assets, end of period (000’s)	$366,076		$407,202	$981,387	$496,412		$139,400		$93,855

Ratio of net expenses to average net assets (d)	1.57%	(e)	1.51%	1.50%	1.67%		1.83%		1.87%

Ratio of net investment income (loss) to average net assets (d)	(0.57%	)(e)	(1.03% )	(0.82% )	(0.57%	)	(0.48%	)	1.38%

Portfolio turnover rate	255%	(c)	1,967%	1,018%	944%		449%		870%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Annualized.

See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO — CLASS C
FINANCIAL HIGHLIGHTS

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011	Period Ended May 31, 2010(a)
Net asset value, beginning of period	$9.18		$9.79	$9.59	$9.54

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.21)	(0.10)	(0.05)
Net realized and unrealized gains (losses) on securities	0.25		(0.30)	0.41	0.10
Total from investment operations	0.18		(0.51)	0.31	0.05

Less distributions:
Distributions from net realized gains	—		(0.10)	(0.11)	—

Net asset value, end of period	$9.36		$9.18	$9.79	$9.59

Total return (b)	1.96%	(c)	(5.13% )	3.15%	0.52%	(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$142,885		$159,112	$228,541	$55,281

Ratio of total expenses to average net assets (d)	2.35%	(e)	2.30%	2.28%	2.51%	(e)(f)

Ratio of net expenses to average net assets (d)	2.35%	(e)	2.30%	2.28%	2.48%	(e)

Ratio of net investment loss to average net assets (d)	(1.34%	)(e)	(1.80% )	(1.65% )	(1.60%	)(e)

Portfolio turnover rate	255%	(c)	1,967%	1,018%	944%	(c)(g)

(a)	Represents the period from October 1, 2009 (date of initial public offering) through May 31, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Annualized.

(f)	Reflects total expenses prior to fee waivers by the Advisor.

(g)	Represents the year ended May 31, 2010.

See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO — CLASS I
FINANCIAL HIGHLIGHTS

FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011	Period Ended May 31, 2010(a)
Net asset value, beginning of period	$9.43		$9.96	$9.64	$9.64

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.06)	(0.05)	(0.00	)(b)
Net realized and unrealized gains (losses) on securities	0.26		(0.37)	0.48	—
Total from investment operations	0.24		(0.43)	0.43	(0.00	)(b)

Less distributions:
Distributions from net realized gains	—		(0.10)	(0.11)	—

Net asset value, end of period	$9.67		$9.43	$9.96	$9.64

Total return (c)	2.55%	(d)	(4.24% )	4.38%	0.00%	(d)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$106,987		$117,986	$83,614	$1

Ratio of net expenses to average net assets (e)	1.37%	(f)	1.28%	1.24%	1.70%	(f)

Ratio of net investment loss to average net assets (e)	(0.37%	)(f)	(0.77% )	(0.48% )	(1.70%	)(f)

Portfolio turnover rate	255%	(d)	1,967%	1,018%	944%	(d)(g)

(a)	Represents the period from May 28, 2010 (date of initial public offering) through May 31, 2010.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Represents the year ended May 31, 2010.

See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO — CLASS A
FINANCIAL HIGHLIGHTS

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2009	Year Ended May 31, 2008
Net asset value, beginning of period	$10.37		$11.72	$10.22		$8.98		$11.11	$11.99

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.09)	(0.10)		(0.05)		(0.04)	0.03
Net realized and unrealized gains (losses) on securities	0.37		(0.72)	1.60		1.29		(2.08)	(0.48)
Total from investment operations	0.36		(0.81)	1.50		1.24		(2.12)	(0.45)

Less distributions:
Dividends from net investment income	—		—	—		—		—	(0.03)
In excess of net investment income	—		—	—		—		(0.01)	(0.01)
Distributions from net realized gains	—		(0.54)	—		—		—	(0.39)
Total distributions	—		(0.54)	—		—		(0.01)	(0.43)

Net asset value, end of period	$10.73		$10.37	$11.72		$10.22		$8.98	$11.11

Total return (a)	3.47%	(b)	(6.75% )	14.68%		13.81%		(19.11% )	(3.89% )

Ratios/Supplemental data:
Net assets, end of period (000’s)	$35,202		$33,892	$50,470		$41,179		$28,805	$36,762

Ratio of total expenses to average net assets (c)	2.00%	(d)(e)	1.91% (d)	1.97%	(d)	2.11%	(d)	2.23%	2.17%

Ratio of net expenses to average net assets (c)	1.95%	(e)	1.89%	1.95%		1.95%		2.23%	2.17%

Ratio of net investment income (loss) to average net assets (c)	(0.20%	)(e)	(0.67% )	(0.94%	)	(0.62%	)	(0.41% )	0.25%

Portfolio turnover rate	249%	(b)	826%	476%		471%		346%	541%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(b)	Not annualized.

(c)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(d)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

(e)	Annualized.

See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO — CLASS C
FINANCIAL HIGHLIGHTS

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011		Period Ended May 31, 2010(a)
Net asset value, beginning of period	$10.16		$11.59	$10.17		$9.75

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.18)	(0.14)		(0.06)
Net realized and unrealized gains (losses) on securities	0.36		(0.71)	1.56		0.48
Total from investment operations	0.31		(0.89)	1.42		0.42

Less distributions:
Distributions from net realized gains	—		(0.54)	—		—

Net asset value, end of period	$10.47		$10.16	$11.59		$10.17

Total return (b)	3.05%	(c)	(7.54% )	13.96%		4.31%	(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$4,872		$5,253	$6,028		$1,458

Ratio of total expenses to average net assets (d)	3.28%	(e)(f)	3.12% (e)	3.45%	(e)	7.53%	(e)(f)

Ratio of net expenses to average net assets (d)	2.70%	(f)	2.70%	2.70%		2.70%	(f)

Ratio of net investment loss to average net assets (d)	(0.92%	)(f)	(1.48% )	(1.79%	)	(1.82%	)(f)

Portfolio turnover rate	249%	(c)	826%	476%		471%	(c)(g)

(a)	Represents the period from October 1, 2009 (date of initial public offering) through May 31, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

(f)	Annualized.

(g)	Represents the year ended May 31, 2010.

See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO — CLASS I
FINANCIAL HIGHLIGHTS

FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012	Year Ended May 31, 2011		Period Ended May 31, 2010(a)
Net asset value, beginning of period	$10.42		$11.76	$10.22		$10.22

Income (loss) from investment operations:
Net investment loss	(0.00	)(b)	(0.05)	(0.04)		(0.00	)(b)
Net realized and unrealized gains (losses) on securities	0.38		(0.75)	1.58		—
Total from investment operations	0.38		(0.80)	1.54		(0.00	)(b)

Less distributions:
Distributions from net realized gains	—		(0.54)	—		—

Net asset value, end of period	$10.80		$10.42	$11.76		$10.22

Total return (c)	3.65%	(d)	(6.65% )	15.07%		0.00%	(d)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,939		$2,636	$1,433		$1

Ratio of total expenses to average net assets (e)	2.77%	(f)(g)	3.0%5 (f)	7.98%	(f)	1.70%	(g)

Ratio of net expenses to average net assets (e)	1.70%	(g)	1.70%	1.70%		1.70%	(g)

Ratio of net investment loss to average net assets (e)	(0.00%	)(g)	(0.53% )	(1.03%	)	(1.70%	)(g)

Portfolio turnover rate	249%	(d)	826%	476%		471%	(d)(h)

(a)	Represents the period from May 28, 2010 (date of initial public offering) through May 31, 2010.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

(g)	Annualized.

(h)	Represents the year ended May 31, 2010.

See accompanying notes to financial statements.

STADION OLYMPUS FUNDTM — CLASS A
FINANCIAL HIGHLIGHTS

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Period Ended May 31, 2012(a)
Net asset value, beginning of period	$9.54		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.01)
Net realized and unrealized gains (losses) on securities	0.01		(0.45)
Total from investment operations	(0.01)		(0.46)

Net asset value, end of period	$9.53		$9.54

Total return (b)	(0.10%	)(c)	(4.60%	)(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$11,648		$8,721

Ratio of total expenses to average net assets (d)	3.05%	(e)(f)	5.31%	(e)(f)

Ratio of net expenses to average net assets (d)	1.95%	(e)	1.95%	(e)

Ratio of net investment loss to average net assets (d)	(0.41%	)(e)	(1.94%	)(e)

Portfolio turnover rate	480%	(c)	21%	(c)

(a)	Represents the period from April 2, 2012 (date of initial public offering) through May 31, 2012.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)	Not annualized.

(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Annualized.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

See accompanying notes to financial statements.

STADION OLYMPUS FUNDTM — CLASS C
FINANCIAL HIGHLIGHTS

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Period Ended May 31, 2012(a)
Net asset value, beginning of period	$9.53		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.04)
Net realized and unrealized gains (losses) on securities	0.00	(b)	(0.43)
Total from investment operations	(0.05)		(0.47)

Net asset value, end of period	$9.48		$9.53

Total return (c)	(0.52%	)(d)	(4.70%	)(d)

Ratios/Supplemental data:
Net assets, end of period (000”s)	$24		$1

Ratio of total expenses to average net assets (e)	176.62%	(f)(g)	1,345.00%	(f)(g)

Ratio of net expenses to average net assets (e)	2.70%	(f)	2.70%	(f)

Ratio of net investment loss to average net assets (e)	(1.49%	)(f)	(2.70%	)(f)

Portfolio turnover rate	480%	(d)	21%	(d)

(a)	Represents the period from April 2, 2012 (date of initial public offering) through May 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

See accompanying notes to financial statements.

STADION OLYMPUS FUNDTM — CLASS I
FINANCIAL HIGHLIGHTS

FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Period Ended May 31, 2012(a)
Net asset value, beginning of period	$9.55		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.03)
Net realized and unrealized gains (losses) on securities	0.02		(0.42)
Total from investment operations	(0.00)		(0.45)

Net asset value, end of period	$9.55		$9.55

Total return (b)	0.00%	(c)	(4.50%	)(c)

Ratios/Supplemental data:
Net assets, end of period (000”s)	$920		$1

Ratio of total expenses to average net assets (d)	6.96%	(e)(f)	1,342.77%	(e)(f)

Ratio of net expenses to average net assets (d)	1.70%	(e)	1.70%	(e)

Ratio of net investment loss to average net assets (d)	(0.90%	)(e)	(1.70%	)(e)

Portfolio turnover rate	480%	(c)	21%	(c)

(a)	Represents the period from April 2, 2012 (date of initial public offering) through May 31, 2012.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Annualized.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

See accompanying notes to financial statements.

STADION TRILOGY FUNDTM — CLASS A
FINANCIAL HIGHLIGHTS

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Period Ended May 31, 2012(a)
Net asset value, beginning of period	$9.85		$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.00	(b)
Net realized and unrealized gains (losses) on securities	0.46		(0.15)
Total from investment operations	0.49		(0.15)

Less distributions:
Dividends from net investment income	(0.01)		—

Net asset value, end of period	$10.33		$9.85

Total return (c)	4.96%	(d)	(1.50%	)(d)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$58,371		$49,507

Ratio of total expenses to average net assets (e)	1.95%	(f)	2.21%	(f)(g)

Ratio of net expenses to average net assets (e)	1.95%	(f)	1.95%	(f)

Ratio of net investment income to average net assets (e)	0.54%	(f)	0.34%	(f)

Portfolio turnover rate	5%	(d)	0%	(b)(d)

(a)	Represents the period from April 2, 2012 (date of initial public offering) through May 31, 2012.

(b)	Amount rounds to less than $0.01 per share or less than 1%.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(d)	Not annualized.

(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

See accompanying notes to financial statements.

STADION TRILOGY FUNDTM — CLASS C
FINANCIAL HIGHLIGHTS

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Period Ended May 31, 2012(a)
Net asset value, beginning of period	$9.85		$10.00

Income (loss) from investment operations:
Net investment loss	(0.00	)(b)	(0.00	)(b)
Net realized and unrealized gains (losses) on securities	0.44		(0.15)
Total from investment operations	0.44		(0.15)

Net asset value, end of period	$10.29		$9.85

Total return (c)	4.47%	(d)	(1.50%	)(d)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,316		$50

Ratio of total expenses to average net assets (e)	6.06%	(f)(g)	61.13%	(f)(g)

Ratio of net expenses to average net assets (e)	2.70%	(f)	2.70%	(f)

Ratio of net investment loss to average net assets (e)	(0.02%	)(f)	(0.11%	)(f)

Portfolio turnover rate	5%	(d)	0%	(b)(d)

(a)	Represents the period from April 2, 2012 (date of initial public offering) through May 31, 2012.

(b)	Amount rounds to less than $0.01 per share or less than 1%.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

See accompanying notes to financial statements.

STADION TRILOGY FUNDTM — CLASS I
FINANCIAL HIGHLIGHTS

FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2012 (Unaudited)		Period Ended May 31, 2012(a)
Net asset value, beginning of period	$9.86		$10.00

Income (loss) from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized gains (losses) on securities	0.49		(0.15)
Total from investment operations	0.50		(0.14)

Less distributions:
Dividends from net investment income	(0.01)		—

Net asset value, end of period	$10.35		$9.86

Total return (b)	5.03%	(c)	(1.40%	)(c)

Ratios/Supplemental data:
Net assets, end of period (000”s)	$5,288		$1

Ratio of total expenses to average net assets (d)	2.99%	(e)(f)	1,259.15%	(e)(f)

Ratio of net expenses to average net assets (d)	1.70%	(e)	1.70%	(e)

Ratio of net investment income to average net assets (d)	1.11%	(e)	0.51%	(e)

Portfolio turnover rate	5%	(c)	0%	(c)(g)

(a)	Represents the period from April 2, 2012 (date of initial public offering) through May 31, 2012.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Annualized.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

(g)	Amount rounds to less than 1%.

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
November 30, 2012 (Unaudited)

1. ORGANIZATION

Stadion Managed Portfolio (“Managed Portfolio”), Stadion Core Advantage Portfolio (“Core Advantage Portfolio”), Stadion Olympus FundTM (“Olympus Fund”) and Stadion Trilogy FundTM (“Trilogy Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Managed Portfolio commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Core Advantage Portfolio commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Olympus Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Trilogy Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares), Class C shares (subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase) and Class I shares (sold without any sales loads and distribution and/or service fees). Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2012 by security type:

Managed Portfolio:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$127,012,273	—	—	127,012,273
U.S. Treasury Obligations	—	58,498,838	—	58,498,838
Corporate Bonds	—	1,701,326	—	1,701,326
Money Market Funds	557,069,369	—	—	557,069,369
Total Investments in Securities	$684,081,642	$60,200,164	$—	$744,281,806

Core Advantage Portfolio:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$25,981,039	$—	$—	$25,981,039
Money Market Funds	21,438,491	—	—	21,438,491
Total Investments in Securities	$47,419,530	$—	$—	$47,419,530

Olympus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$12,286,223	$—	$—	$12,286,223
Money Market Funds	1,943,460	—	—	1,943,460
Total Investments in Securities	$14,229,683	$—	$—	$14,229,683

Trilogy Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$28,834,999	$—	$—	$28,834,999
Exchange-Traded Funds	29,420,485	—	—	29,420,485
Call Option Contracts	—	6,010,675	—	6,010,675
Put Option Contracts	—	2,986,208	—	2,986,208
Money Market Funds	440,604	—	—	440,604
Total Investments in Securities	$58,696,088	$8,996,883	$—	$67,692,971

Other Financial Instruments:
Written Call Option Contracts	$—	$(1,492,385)	$—	$(1,492,385)
Written Put Option Contracts	—	(767,725)	—	(767,725)
Total Other Financial Instruments	$—	$(2,260,110)	$—	$(2,260,110)

As of November 30, 2012, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The offering price of Class C shares and Class I shares is equal to the net asset value per share. The redemption price per share of each class of shares of each Fund is equal to the net asset value per share, except that certain purchases of $1 million or more of Class A shares are charged a contingent deferred sales charge of 1.00% if they are redeemed within 18 months of their purchase and Class C shares of each Fund are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Option Transactions: Trilogy Fund may purchase and write put and call options on broad-based U.S. stock indices or ETFs that replicate the performance of a broad-based U.S. stock index. The Fund uses option contracts on broad-based U.S. stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to market daily. If an option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an index option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

Distributions to Shareholders: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the six months ended November 30, 2012, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $1,240,884,506 and $1,131,351,003, respectively, for Managed Portfolio; $84,944,756 and $92,773,062, respectively, for Core Advantage Portfolio; $43,483,814 and $39,503,760, respectively, for Olympus Fund; and $21,805,570 and $2,352,584, respectively, for Trilogy Fund.

4. TAX MATTERS

The tax character of distributions made during the periods ended November 30, 2012 and May 31, 2012 was as follows:

	Period Ended	Ordinary Income	Long-term Capital Gains	Total Distributions
Managed Portfolio:
Class A	11/30/2012	$—	$—	$—
	5/31/2012	7,380,598	—	7,380,598
Class C	11/30/2012	—	—	—
	5/31/2012	2,109,084	—	2,109,084
Class I	11/30/2012	—	—	—
	5/31/2012	863,167	—	863,167
Core Advantage Portfolio:
Class A	11/30/2012	$—	$—	$—
	5/31/2012	1,031,929	1,273,253	2,305,182
Class C	11/30/2012	—	—	—
	5/31/2012	154,527	190,665	345,192
Class I	11/30/2012	—	—	—
	5/31/2012	43,804	54,047	97,851
Trilogy Fund:
Class A	11/30/2012	$47,861	$—	$47,861
	5/31/2012	—	—	—
Class C	11/30/2012	—	—	—
	5/31/2012	—	—	—
Class I	11/30/2012	1,077	—	1,077
	5/31/2012	—	—	—

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

No distributions were paid to shareholders of Olympus Fund during the periods ended November 30, 2012 and May 31, 2012.

The following information is computed on a tax basis for each item as of November 30, 2012:

	Managed Portfolio	Core Advantage Portfolio	Olympus Fund	Trilogy Fund
Cost of portfolio investments	$743,866,675	$46,835,332	$14,145,853	$69,310,900
Gross unrealized appreciation	$415,505	$689,928	$100,842	$1,966,197
Gross unrealized depreciation	(374)	(105,730)	(17,012)	(3,584,126)
Net unrealized appreciation (depreciation) on investments	415,131	584,198	83,830	(1,617,929)
Net unrealized appreciation on written option contracts	—	—	—	1,677,277
Accumulated net investment income (loss)	(2,324,259)	(59,408)	(22,701)	118,851
Capital loss carryforwards	(62,632,194)	(2,026,374)	—	—
Other gains (losses)	17,064,488	1,043,154	(297,994)	1,309,721
Accumulated earnings (deficit)	$(47,476,834)	$(458,430)	$(236,865)	$1,487,920

As of November 30, 2012, the tax cost of written option contracts for Trilogy Fund is $3,937,387.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Core Advantage Portfolio is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of May 31, 2012, Managed Portfolio and Core Advantage Portfolio have short-term capital loss carryforwards for federal income tax purposes of $62,632,194 and $2,026,374, respectively, which do not expire. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all applicable open tax years (tax years ended May 31, 2009 through May 31, 2012) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

5. TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Stadion Money Management, LLC (the “Advisor”) or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent and fund accounting services agent, or Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

INVESTMENT ADVISORY AGREEMENTS
Each Fund’s investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of such assets over $150 million.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2013. Accordingly, during the six months ended November 30, 2012, the Advisor waived fees and reimbursed expenses as follows:

	Core Advantage Portfolio	Olympus Fund	Trilogy Fund
Waived fees	$—	$36,304	$—
Reimbursed expenses:
Class A	8,505	19,398	—
Class C	14,985	15,281	16,126
Class I	15,115	12,151	11,426
Total waivers and reimbursements	$38,605	$83,134	$27,552

During the six months ended November 30, 2012, there were no advisory fees waived or expenses reimbursed by the Advisor for Managed Portfolio. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Trust.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Funds reimburse the Advisor $82,500 annually for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee for these services at an annual rate of 0.075% of its average daily net assets up to $500 million; 0.05% of such assets from $500 million to $2 billion; 0.04% of such assets from $2 billion to $3 billion; 0.03% of such assets from $3 billion to $5 billion; and 0.025% of such assets in excess of $5 billion, subject to a minimum monthly fee of $3,000.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives from each Fund a base fee of $3,500 per month plus an asset-based fee of 0.01% of its average daily net assets up to $500 million; and 0.005% of such assets in excess of $500 million. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a fee at an annual rate of $18 per shareholder account, provided, however, that the minimum monthly fee for a share class is $1,000 if such class has 25 accounts or less, $1,250 if such class has more than 25 accounts but less than 100 accounts and $1,500 per month if such class has 100 accounts or more. In addition, the Funds pay out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION PLAN
The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act which permit Class A and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares.

During the six months ended November 30, 2012, the following distribution expenses were incurred by the Funds:

	Class A	Class C
Managed Portfolio	$482,886	$756,780
Core Advantage Portfolio	$43,388	$25,931
Olympus Fund	$12,155	$88
Trilogy Fund	$67,087	$4,712

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. The Distributor receives $6,000 annually from the Funds for acting as principal underwriter. In addition, during the six months ended November 30, 2012, the Distributor earned underwriter fees of $24,984, $1,935, $199 and $962 on the sale of Class A shares of Managed Portfolio, Core Advantage Portfolio, Olympus Fund and Trilogy Fund, respectively, and earned $35 of contingent deferred sales charges on the redemption of Class C shares of Managed Portfolio.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

6. DERIVATIVE TRANSACTIONS

Transactions in option contracts written by Trilogy Fund during the six months ended November 30, 2012 were as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of period	973	$3,423,017
Options written	3,865	11,175,670
Options cancelled in a closing purchase transaction	(3,451)	(9,385,626)
Options exercised	(90)	(1,073,370)
Options expired	(106)	(202,304)
Options outstanding at end of period	1,191	$3,937,387

A portion of Trilogy Fund’s securities are pledged as collateral for open option contracts.

The locations in the Statements of Assets and Liabilities of Trilogy Fund’s derivative positions are as follows:

Type of Derivative	Location	Asset Derivatives	Liability Derivatives	Gross Notional Amount Outstanding November 30, 2012
Call options purchased	Investments in securities at value	$6,010,675	$—	$53,106,750
Put options purchased	Investments in securities at value	2,986,208	—	138,086,733
Call options written	Written call options, at value	—	(1,492,385)	(62,453,538)
Put options written	Written call options, at value	—	(767,725)	(106,213,500)

The average monthly notional amount of call options purchased, put options purchased, call options written and put options written during the six months ended November 30, 2012 was $51,840,664, $121,396,671, $55,640,102 and $85,809,951, respectively, for Trilogy Fund.

Trilogy Fund’s transactions in derivative instruments during the six months ended November 30, 2012 are recorded in the following locations in the Statements of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Gains (Losses)
Call options purchased	Net realized gains (losses) from option transactions	$1,283,308	Net change in unrealized appreciation/depreciation on option contracts	$629,754
Put options purchased	Net realized gains (losses) from option transactions	(461,134)	Net change in unrealized appreciation/depreciation on option contracts	(3,865,966)

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Gains (Losses)
Call options written	Net realized gains (losses) from option transactions	$(840,533)	Net change in unrealized appreciation/depreciation on option contracts	$(347,494)
Put options written	Net realized gains (losses) from option transactions	1,458,833	Net change in unrealized appreciation/depreciation on option contracts	2,581,749

Managed Portfolio, Core Advantage Portfolio and Olympus Fund had no transactions in derivative instruments during the six months ended November 30, 2012.

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Class A		Class C		Class I
	Six Months Ended November 30, 2012	Year Ended May 31, 2012	Six Months Ended November 30, 2012	Year Ended May 31, 2012	Six Months Ended November 30, 2012	Year Ended May 31, 2012
Managed Portfolio
Shares sold	3,166,492	21,838,032	696,654	4,183,032	2,191,730	15,491,666
Shares issued in reinvestment of distributions to shareholders	—	779,481	—	230,575	—	91,371
Shares redeemed	(8,477,965)	(78,054,072)	(2,776,265)	(10,413,817)	(3,638,889)	(11,466,632)
Net increase (decrease) in shares outstanding	(5,311,473)	(55,436,559)	(2,079,611)	(6,000,210)	(1,447,159)	4,116,405
Shares outstanding beginning of period	43,411,887	98,848,446	17,339,967	23,340,177	12,513,268	8,396,863
Shares outstanding end of period	38,100,414	43,411,887	15,260,356	17,339,967	11,066,109	12,513,268

Core Advantage Portfolio
Shares sold	420,501	1,631,198	21,290	299,313	96,206	352,141
Shares issued in reinvestment of distributions to shareholders	—	224,624	—	33,660	—	9,658
Shares redeemed	(407,762)	(2,892,768)	(73,102)	(336,027)	(76,898)	(230,727)
Net increase (decrease) in shares outstanding	12,739	(1,036,946)	(51,812)	(3,054)	19,308	131,072
Shares outstanding beginning of period	3,267,712	4,304,658	517,251	520,305	252,930	121,858
Shares outstanding end of period	3,280,451	3,267,712	465,439	517,251	272,238	252,930

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

	Class A		Class C		Class I
	Six Months Ended November 30, 2012	Period Ended May 31, 2012(a)	Six Months Ended November 30, 2012	Period Ended May 31, 2012(a)	Six Months Ended November 30, 2012	Period Ended May 31, 2012(a)
Olympus Fund
Shares sold	448,800	920,831	2,405	100	99,173	100
Shares redeemed	(140,906)	(6,881)	—	—	(3,014)	—
Net increase in shares outstanding	307,894	913,950	2,405	100	96,159	100
Shares outstanding beginning of period	913,950	—	100	—	100	—
Shares outstanding end of period	1,221,844	913,950	2.505	100	96,259	100

Trilogy Fund
Shares sold	1,101,171	5,178,379	219,991	5,059	535,349	100
Shares issued in reinvestment of distributions to shareholders	4,595	—	—	—	104	—
Shares redeemed	(477,211)	(153,842)	(10)	—	(24,532)	—
Net increase in shares outstanding	628,555	5,024,537	219,981	5,059	510,921	100
Shares outstanding beginning of period	5,024,537	—	5,059	—	100	—
Shares outstanding end of period	5,653,092	5,024,537	225,040	5,059	511,021	100

(a)	Represents the period from commencement of operations (April 2, 2012) through May 31, 2012.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund has invested a portion of its assets in Fidelity Institutional Money Market Government Portfolio – Class I (the “Portfolio”), a registered open-end management investment company organized as a Delaware statutory trust. The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

The performance of the Funds may be directly affected by the performance of the Portfolio. As of November 30, 2012, the percentage of net assets invested in the Portfolio was 90.4%, 49.8%, 15.4% and 0.7% for Managed Portfolio, Core Advantage Portfolio, Olympus Fund and Trilogy Fund, respectively.

10. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

STADION INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent annual period (June 1, 2012) and held until the end of the period (November 30, 2012).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

STADION INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Annualized Expense Ratio for the Six Months Ended November 30, 2012	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period
Managed Portfolio – Class A	1.57%
Based on Actual Fund Return		$1,000.00	$1,024.50	$7.95
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,017.15	$7.92
Managed Portfolio – Class C	2.35%
Based on Actual Fund Return		$1,000.00	$1,019.60	$11.87
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,013.25	$11.83
Managed Portfolio – Class I	1.37%
Based on Actual Fund Return		$1,000.00	$1,025.50	$6.94
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,018.15	$6.91
Core Advantage Portfolio – Class A	1.95%
Based on Actual Fund Return		$1,000.00	$1,034.70	$9.92
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,015.25	$9.82
Core Advantage Portfolio – Class C	2.70%
Based on Actual Fund Return		$1,000.00	$1,030.50	$13.71
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,011.50	$13.58
Core Advantage Portfolio – Class I	1.70%
Based on Actual Fund Return		$1,000.00	$1,036.50	$8.66
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,016.50	$8.57
Olympus Fund – Class A	1.95%
Based on Actual Fund Return		$1,000.00	$999.00	$9.75
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,015.25	$9.82
Olympus Fund – Class C	2.70%
Based on Actual Fund Return		$1,000.00	$994.80	$13.46
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,011.50	$13.58
Olympus Fund – Class I	1.70%
Based on Actual Fund Return		$1,000.00	$1,000.00	$8.50
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,016.50	$8.57

STADION INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Annualized Expense Ratio for the Six Months Ended November 30, 2012	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period
Trilogy Fund – Class A	1.95%
Based on Actual Fund Return		$1,000.00	$1,049.60	$9.99
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,015.25	$9.82
Trilogy Fund – Class C	2.70%
Based on Actual Fund Return		$1,000.00	$1,044.70	$13.80
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,011.50	$13.58
Trilogy Fund – Class I	1.70%
Based on Actual Fund Return		$1,000.00	$1,050.30	$8.71
Based on Hypothetical 5% Return (before expenses)		$1,000.00	$1,016.50	$8.57

STADION INVESTMENT TRUST
SUPPLEMENTAL INFORMATION (Unaudited)

As a supplement to Note 9 to the financial statements of Managed Portfolio, Core Advantage Portfolio, Olympus Fund and Trilogy Fund, the financial statements of the aforementioned underlying fund, the Fidelity Institutional Money Market Government Portfolio – Class I (the “Portfolio”), can be found at http://www.sec.gov/Archives/edgar/data/356173/000087846712000179/main.htm. This link is the latest semi-annual report published for the Portfolio, dated September 30, 2012. Only data presented for the Fidelity Institutional Money Market Government Portfolio – Class I is pertinent to the overall review of the financial statements of the Funds.

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

Rev. July 2011 Privacy Notice
FACTS	WHAT DOES STADION INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Stadion Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Stadion Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-383-7636

Who we are
Who is providing this notice?	Stadion Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does Stadion Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Stadion Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ Stadion Money Management, LLC, the investment adviser to Stadion Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Stadion Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Stadion Investment Trust does not jointly market.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders.  The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	January 25, 2013

By (Signature and Title)*		/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date	January 25, 2013

* Print the name and title of each signing officer under his or her signature.